Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Shareholders' Equity [Abstract]
Schedule of Stock Options Activity
The following table summarizes stock option activity for the year ended December 31, 2014.

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

Outstanding at January 1, 2014	331,694	$9.20
Exercised	14,549	$7.77
Expired/terminated	5,275	$7.60
Outstanding at December 31, 2014	311,870	$9.29	0.9	$704,760

Exercisable at December 31, 2014	311,870	$9.29	0.9	$704,760

Schedule of Stock Options Outstanding and Exercisable
Stock options outstanding and exercisable at December 31, 2014 are as follows:

Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life

$8.10	47,753	0.2
$9.45	245,598	1.0
$10.26	18,519	1.8
	311,870	0.9